Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash	₩ 8,449	₩ 9,189
Demand deposits and checking accounts	2,193,991	2,220,202
Time deposits	1,994,158	1,908,284
Other cash equivalents	2,853,202	2,630,223
Cash and cash equivalents	₩ 7,049,800	₩ 6,767,898